UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number        811-5850
                                                 -------------------------------
                             OneAmerica Funds, Inc.
       -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One American Square, Indianapolis, IN, 46282-8216
       -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Constance E. Lund
                One American Square, Indianapolis, IN, 46282-8216
       -------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-285-1877

                   Date of fiscal year end:  December 31, 2009
                                           -------------------

                    Date of reporting period: March 31, 2009
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                           MARCH 31, 2009 (UNAUDITED)

                    Description                                          Shares        Value
----------------------------------------------------                    --------    ------------
COMMON STOCKS (90.3%)
  Aerospace & Defense (3.1%)
    General Dynamics Corp.                                               34,900     $  1,451,491
    Precision Castparts Corp.                                            69,100        4,139,090
                                                                                    ------------
                                                                                       5,590,581
                                                                                    ------------
  Apparel (3.9%)
    Columbia Sportswear Co.                                             127,500        3,814,800
    Wolverine World Wide, Inc.                                          206,150        3,211,817
                                                                                    ------------
                                                                                       7,026,617
                                                                                    ------------
  Automotive Components (2.6%)
    Harley-Davidson, Inc.                                               135,100        1,808,989
    Magna International, Inc., Class A                                  107,400        2,872,950
                                                                                    ------------
                                                                                       4,681,939
                                                                                    ------------
  Chemicals (1.0%)
    Dow Chemical Co.                                                    204,800        1,726,464
                                                                                    ------------
  Commercial Services (0.9%)
    MPS Group, Inc.*                                                     71,600          426,020
    Robert Half International, Inc.                                      63,800        1,137,554
                                                                                    ------------
                                                                                       1,563,574
                                                                                    ------------
  Computer Hardware & Software (7.9%)
    Autodesk, Inc.*                                                     225,000        3,782,250
    Cisco Systems, Inc.*                                                264,400        4,433,988
    Dell, Inc.*                                                         259,800        2,462,904
    Hewlett-Packard Co.                                                 110,874        3,554,620
                                                                                    ------------
                                                                                      14,233,762
                                                                                    ------------
  Diversified Financial Services (7.4%)
    Aegon NV*                                                           514,185        1,974,470
    Citigroup, Inc.*                                                     97,698          247,176
    Federated Investors, Inc., Class B                                  203,100        4,521,006
    Investment Technology*                                              165,900        4,233,768
    JPMorgan Chase & Co.                                                 94,107        2,501,364
                                                                                    ------------
                                                                                      13,477,784
                                                                                    ------------
  Diversified Manufacturing (7.5%)
    Carlisle Cos., Inc.                                                 256,900        5,042,947
    Crane Co.                                                           239,100        4,036,008
    Illinois Tool Works, Inc.                                           147,900        4,562,715
                                                                                    ------------
                                                                                      13,641,670
                                                                                    ------------
  Electrical Equipment (1.5%)
    Baldor Electric Co.                                                 121,093        1,754,638
    FLIR Systems, Inc.*                                                  47,400          970,752
                                                                                    ------------
                                                                                       2,725,390
                                                                                    ------------
  Food & Beverage (2.1%)
    The Coca-Cola Co.                                                    86,400        3,797,280
                                                                                    ------------
  Health Care (12.5%)
    Johnson & Johnson                                                   108,200        5,691,320
    McKesson Corp.                                                      122,750        4,301,160
    Medtronic, Inc.                                                     141,100        4,158,217
    Merck & Co., Inc.                                                    73,900        1,976,825
    Pfizer, Inc.                                                        368,150        5,014,203
    Zimmer Holdings, Inc.*                                               38,800        1,416,200
                                                                                    ------------
                                                                                      22,557,925
                                                                                    ------------
  Industrial Conglomerates (1.7%)
    General Electric Co.                                                303,300        3,066,363
                                                                                    ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

                    Description                                          Shares        Value
----------------------------------------------------                    --------    ------------
COMMON STOCKS (90.3%) (continued)
  Machinery (0.8%)
    Cummins, Inc.                                                        59,600     $  1,516,820
                                                                                    ------------
  Metals & Mining (1.7%)
    Alcoa, Inc.                                                         286,700        2,104,378
    Nucor Corp.                                                          24,200          923,714
                                                                                    ------------
                                                                                       3,028,092
                                                                                    ------------
  Oil & Oil Services (8.7%)
    ConocoPhillips                                                       23,200          908,512
    Exxon Mobil Corp.                                                    12,900          878,490
    Royal Dutch Shell PLC ADR                                           112,700        4,992,610
    Tidewater, Inc.                                                     143,550        5,330,011
    Valero Energy Corp.                                                 198,000        3,544,200
                                                                                    ------------
                                                                                      15,653,823
                                                                                    ------------
  Recreation (1.4%)
    Brunswick Corp.                                                     262,900          907,005
    Mattel, Inc.                                                        146,600        1,690,298
                                                                                    ------------
                                                                                       2,597,303
                                                                                    ------------
  Retail (8.5%)
    Bed Bath & Beyond, Inc.*                                            178,900        4,427,775
    Best Buy Co., Inc.                                                  141,300        5,363,748
    Home Depot, Inc.                                                    172,800        4,071,168
    Kohl's Corp.*                                                        36,500        1,544,680
                                                                                    ------------
                                                                                      15,407,371
                                                                                    ------------
  Semiconductors (7.7%)
    Applied Materials, Inc.                                             353,600        3,801,200
    Intel Corp.                                                         407,800        6,137,390
    Texas Instruments, Inc.                                             246,300        4,066,413
                                                                                    ------------
                                                                                      14,005,003
                                                                                    ------------
  Telecommunication Services (5.9%)
    Nokia Corp. ADR                                                     281,850        3,289,190
    Telefonos de Mexico, Class L ADR                                    302,000        4,542,080
    Telmex Internacional ADR                                            302,000        2,769,340
                                                                                    ------------
                                                                                      10,600,610
                                                                                    ------------
  Transportation (3.5%)
    Norfolk Southern Corp.                                               80,500        2,716,875
    Werner Enterprises, Inc.                                            242,700        3,669,624
                                                                                    ------------
                                                                                       6,386,499
                                                                                    ------------
      Total Common Stocks (cost: $249,141,424)                                       163,284,870
                                                                                    ------------

                                                                       Interest     Maturity     Principal
                    Description                                          Rate         Date        Amount           Value
----------------------------------------------------------            ----------   ----------   ----------     ------------
SHORT-TERM NOTES AND BONDS (3.3%)
  COMMERCIAL PAPER (3.3%)
    Food & Beverage (1.1%)
      Nestle Capital Corp.                                                0.223%   04/07/2009   $2,000,000     $  1,999,920
                                                                                                               ------------
    Medical-Drugs (1.1%)
      Abbott Laboratories                                                 0.122    04/28/2009    2,000,000        1,999,660
                                                                                                               ------------
    Transport Services (1.1%)
      United Parcel Service, Inc.                                         0.041    04/14/2009    2,000,000        1,999,820
                                                                                                                -----------

        Total Short-Term Notes and Bonds (cost: $5,999,718                                                        5,999,400
                                                                                                               ------------

                                                                                                  Shares
                                                                                                ----------
MONEY MARKET MUTUAL FUNDS (3.2%)
      BlackRock Liquidity Funds TempFund Portfolio                                              5,850,000         5,850,000
                                                                                                               ------------
        Total Money Market Mutual Funds (cost: $5,850,000)                                                        5,850,000
                                                                                                               ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

                    Description                                          Shares        Value
----------------------------------------------------                    --------    ------------
MUTUAL FUNDS (3.0%)
      iShares Russell 1000 Value Index Fund                              68,900     $  2,796,651
      iShares Russell Midcap Value Index Fund                            69,600        1,657,872
      iShares S&P SmallCap 600 Value Index Fund                          24,600          962,106
                                                                                    ------------
        Total Mutual Funds (cost: $8,403,514)                                          5,416,629
                                                                                    ------------

TOTAL INVESTMENTS (99.8%) (a) (COST: $269,394,656)                                   180,550,899

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                                             307,641
                                                                                    ------------
NET ASSETS (100.0%)                                                                 $180,858,540
                                                                                    ============

* Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities as of March 31, 2009.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of March 31, 2009.

                                                                     Total Net
                                                                    Unrealized
  Tax Basis           Appreciation          Depreciation           Depreciation
------------          ------------          ------------           ------------
$269,387,045          $10,031,822           $(98,867,968)          $(88,836,146)

                             ONEAMERICA FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:

                                                        INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                        IN SECURITIES                 INSTRUMENTS*
--------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                $ 174,551,499               $             -
--------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS              5,999,400                             -
--------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          -                             -
--------------------------------------------------------------------------------------------------
TOTAL                                                  $ 180,550,899               $             -
--------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                           MARCH 31, 2009 (UNAUDITED)

                                                                 Interest       Maturity        Principal
                     Description                                   Rate           Date            Amount             Value
----------------------------------------------------             --------       --------       -----------       ------------
SHORT-TERM NOTES (96.6%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (13.7%)
      Fannie Mae Discount Notes                                   0.527%        09/01/09       $ 9,700,000       $  9,678,563
      Federal Home Loan Bank Discount Notes                       1.014         04/14/09         5,000,000          4,998,195
      Federal Home Loan Bank Discount Notes                       0.540         07/28/09         6,000,000          5,989,380
      Federal Home Loan Bank Discount Notes                       0.640         10/19/09         5,000,000          4,982,133
      U.S. Treasury Bill Discount Notes                           0.310         05/21/09         4,000,000          3,998,303
      U.S. Treasury Bill Discount Notes                           0.304         06/25/09         5,000,000          4,996,458
      U.S. Treasury Bill Discount Notes                           0.446         08/06/09         4,200,000          4,193,481
                                                                                                                 ------------
                                                                                                                   38,836,513
                                                                                                                 ------------
  COMMERCIAL PAPER (74.7%)
    Aerospace & Defense (2.9%)
      General Dynamics Corp.                                      0.335         04/30/09         5,200,000          5,198,618
      General Dynamics Corp.                                      0.274         05/05/09         3,000,000          2,999,235
                                                                                                                 ------------
                                                                                                                    8,197,853
                                                                                                                 ------------
    Commercial Banks (11.4%)
      Bank of America Corp.                                       0.710         05/01/09           942,000            941,451
      Bank of America Corp.                                       0.760         05/22/09           525,000            524,442
      Bank of America Corp.                                       1.014         06/16/09         2,247,000          2,242,256
      Credit Suisse                                               1.217         09/30/09        10,000,000          9,939,333
      JPMorgan Chase & Co.                                        0.456         05/18/09         3,000,000          2,998,238
      JPMorgan Chase & Co.                                        0.558         05/28/09         1,400,000          1,398,781
      JPMorgan Chase & Co.                                        0.507         07/22/09         5,000,000          4,992,222
      UBS AG                                                      0.796         04/09/09         2,000,000          1,999,651
      Wells Fargo & Co.                                           0.223         04/22/09         7,300,000          7,299,063
                                                                                                                 ------------
                                                                                                                   32,335,437
                                                                                                                 ------------
    Chemical - Diversified (2.6%)
      BASF AG                                                     0.608         06/02/09         2,000,000          1,997,933
      BASF AG                                                     1.085         08/04/09         1,000,000            996,285
      BASF AG                                                     1.014         08/10/09         4,500,000          4,483,625
                                                                                                                 ------------
                                                                                                                    7,477,843
                                                                                                                 ------------
    Computers & Peripherals (6.5%)
      Hewlett Packard Co.                                         0.284         04/01/09         1,500,000          1,500,000
      Hewlett Packard Co.                                         0.331         04/02/09         6,000,000          5,999,945
      Hewlett Packard Co.                                         0.507         06/02/09         5,000,000          4,995,694
      Microsoft Corp.                                             0.262         05/14/09         6,000,000          5,998,149
                                                                                                                 ------------
                                                                                                                   18,493,788
                                                                                                                 ------------
    Diversified Manufacturing (0.2%)
      Illinois Tool Works, Inc.                                   0.456         05/04/09           470,000           469,806
                                                                                                                 ------------
    Electric Products (4.0%)
      Emerson Electric Co.                                        0.304         04/21/09         5,300,000          5,299,116
      Emerson Electric Co.                                        0.309         05/13/09         5,980,000          5,977,873
                                                                                                                 ------------
                                                                                                                   11,276,989
                                                                                                                 ------------
    Entertainment (2.6%)
      Walt Disney Co.                                             0.233         04/07/09         1,400,000          1,399,947
      Walt Disney Co.                                             0.304         04/20/09         5,000,000          4,999,208
      Walt Disney Co.                                             0.355         05/14/09         1,000,000            999,582
                                                                                                                 ------------
                                                                                                                    7,398,737
                                                                                                                 ------------
    Consumer Finance (16.8%)
      American Honda Finance Corp.                                0.760         05/07/09         1,000,000            999,250
      American Honda Finance Corp.                                0.710         05/18/09         1,000,000            999,086
      American Honda Finance Corp.                                0.760         05/19/09         5,000,000          4,995,000
      John Deere Capital Corp.                                    0.456         05/06/09         1,000,000            999,563
      John Deere Capital Corp.                                    0.527         05/12/09         6,600,000          6,596,091

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                        MONEY MARKET PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

                                                                 Interest       Maturity        Principal
                     Description                                   Rate           Date            Amount             Value
----------------------------------------------------             --------       --------       -----------       ------------
SHORT-TERM NOTES (96.6%) (continued)
  COMMERCIAL PAPER (74.7%) (continued)
      John Deere Capital Corp.                                    0.487%        06/08/09       $ 4,500,000       $  4,495,920
      Siemens Capital Corp.                                       0.253         04/01/09         6,000,000          6,000,000
      Toyota Motor Credit Corp.                                   1.217         04/06/09         5,000,000          4,999,167
      Toyota Motor Credit Corp.                                   0.406         04/29/09         7,000,000          6,997,822
      Unilever Capital Corp.                                      0.304         05/11/09         2,671,000          2,670,110
      Unilever Capital Corp.                                      0.304         05/20/09         8,000,000          7,996,733
                                                                                                                 ------------
                                                                                                                   47,748,742
                                                                                                                 ------------
    Diversified Financial Services (1.2%)
      General Electric Capital Services, Inc.                     0.477         04/28/09         3,500,000          3,498,766
                                                                                                                 ------------
    Food, Beverages (7.4%)
      The Coca-Cola Co.                                           0.355         04/15/09         3,000,000          2,999,592
      The Coca-Cola Co.                                           0.436         05/18/09         2,000,000          1,998,877
      The Coca-Cola Co.                                           0.608         07/20/09         1,000,000            998,167
      Nestle Capital Corp.                                        0.253         04/27/09         4,000,000          3,999,278
      Nestle Capital Corp.                                        0.355         06/15/09         3,000,000          2,997,812
      Nestle Capital Corp.                                        0.203         06/22/09         4,000,000          3,998,178
      PepsiCo, Inc.                                               0.183         04/08/09         3,900,000          3,899,863
                                                                                                                 ------------
                                                                                                                   20,891,767
                                                                                                                 ------------
    Health Care (1.6%)
      Roche Holdings, Inc.                                        0.253         04/27/09         4,600,000          4,599,170
                                                                                                                 ------------
    Household & Personal Products (3.9%)
      The Proctor & Gamble Co.                                    0.304         04/09/09         7,500,000          7,499,500
      The Proctor & Gamble Co.                                    0.335         04/13/09         1,000,000            999,890
      The Proctor & Gamble Co.                                    0.223         04/24/09         1,500,000          1,499,789
      The Proctor & Gamble Co.                                    0.629         08/04/09         1,000,000            997,847
                                                                                                                 ------------
                                                                                                                   10,997,026
                                                                                                                 ------------
    Manufacturing (2.3%)
      Caterpillar, Inc.                                           0.253         04/03/09         5,000,000          4,999,931
      Caterpillar, Inc.                                           0.355         04/13/09         1,642,000          1,641,808
                                                                                                                 ------------
                                                                                                                    6,641,739
                                                                                                                 ------------
    Medical Products (6.9%)
      Eli Lilly & Co.                                             0.426         07/08/09         1,125,000          1,123,714
      Johnson & Johnson                                           0.203         04/07/09         6,350,000          6,349,788
      Johnson & Johnson                                           0.324         06/03/09         5,000,000          4,997,200
      Pfizer, Inc.                                                0.213         04/13/09         7,000,000          6,999,510
                                                                                                                 ------------
                                                                                                                   19,470,212
                                                                                                                 ------------
    Medical-Drugs (3.2%)
      Abbott Laboratories                                         0.304         04/14/09         4,000,000          3,999,566
      Abbott Laboratories                                         0.274         05/11/09         5,200,000          5,198,440
                                                                                                                 ------------
                                                                                                                    9,198,006
                                                                                                                 ------------
    Oil & Gas (1.2%)
      ConocoPhillips                                              0.375         07/01/09         1,500,000          1,498,597
      Praxair, Inc.                                               0.335         04/08/09         2,000,000          1,999,872
                                                                                                                 ------------
                                                                                                                    3,498,469
                                                                                                                 ------------
  VARIABLE RATE DEMAND NOTES (1.0%)**
      Community Housing Development Corp.
        (backed by Wells Fargo Bank LOC)                          1.500         04/02/09           755,000            755,000
      Connecticut Water Co. (backed by Citizen Bank of RI LOC)    3.000         04/01/09         1,500,000          1,500,000
      PCP Investors LLC (backed by Wells Fargo Bank LOC)          1.500         04/02/09           700,000            700,000
                                                                                                                 ------------
                                                                                                                    2,955,000
                                                                                                                 ------------
  CORPORATE BONDS (7.2%)
    Commercial Banks (2.5%)
      BASF Finance Europe NV**                                    1.153         04/20/09         4,000,000          4,000,000
      US Bank NA                                                  7.125         12/01/09         3,000,000          3,062,276
                                                                                                                 ------------
                                                                                                                    7,062,276
                                                                                                                 ------------
    Diversified Financial Services (0.5%)
      Countrywide Home Loans, Inc.                                4.125         09/15/09         1,375,000          1,384,437
                                                                                                                 ------------
    Health Care (1.7%)
      Roche Holdings, Inc.**                                      2.249         05/26/09         5,000,000          5,000,000
                                                                                                                 ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                        MONEY MARKET PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

                                                                 Interest       Maturity        Principal
                     Description                                   Rate           Date            Amount             Value
----------------------------------------------------             --------       --------       -----------       ------------
SHORT-TERM NOTES (96.6%) (continued)
  CORPORATE BONDS (7.2%) (continued)
    Medical-Drugs (0.7%)
      Abbott Laboratories                                         2.940%        05/15/09       $ 2,000,000       $  2,005,867
                                                                                                                 ------------
    Telecommunication Services (1.8%)
      AT&T, Inc.                                                  4.125         09/15/09         5,000,000          5,054,718
                                                                                                                 ------------
        Total Short-Term Notes (cost: $274,493,161)                                                               274,493,161
                                                                                                                 ------------

                                                                                                 Shares
                                                                                               -----------
MONEY MARKET MUTUAL FUNDS (3.4%)
      BlackRock Liquidity Funds TempFund Portfolio                                              9,515,000           9,515,000
                                                                                                                 ------------
        Total Money Market Mutual Funds (cost: $9,515,000)                                                          9,515,000
                                                                                                                 ------------
TOTAL INVESTMENTS (100.0%) (a) (COST: $284,008,161)                                                               284,008,161

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                                                           30,874
                                                                                                                 ------------
NET ASSETS (100.0%)                                                                                              $284,039,035
                                                                                                                 ============

**Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2009.

The interest rate for short-term notes reflects the yields for those securities as of March 31, 2009.

Cost represents amortized cost.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the cost are the same as of March 31, 2009.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                        MONEY MARKET PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:

                                                        INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                        IN SECURITIES                 INSTRUMENTS*
--------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                $   9,515,000               $             -
--------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS            274,493,161                             -
--------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          -                             -
--------------------------------------------------------------------------------------------------
TOTAL                                                  $ 284,008,161               $             -
--------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                           MARCH 31, 2009 (UNAUDITED)

                                                                 Interest        Maturity        Principal
                      Description                                  Rate            Date           Amount             Value
----------------------------------------------------------       --------        --------       -----------      ------------
LONG-TERM NOTES AND BONDS (95.7%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (8.3%)
      Federal Home Loan Banks                                     2.250%        04/13/2012     $   500,000       $    503,818
      FHLMC                                                       4.500         01/15/2015         500,000            549,418
      FNMA                                                        4.050         09/18/2013       1,000,000          1,011,854
      U.S. Treasury Bonds                                         7.250         08/15/2022       1,900,000          2,683,750
      U.S. Treasury Bonds                                         3.500         02/15/2039       1,000,000            988,130
      U.S. Treasury Notes                                         1.125         01/15/2012         500,000            500,313
      U.S. Treasury Notes                                         4.125         05/15/2015       1,500,000          1,694,180
      U.S. Treasury Notes                                         4.250         08/15/2015         827,000            942,263
      U.S. Treasury Notes                                         4.500         02/15/2016         100,000            115,375
      U.S. Treasury Notes                                         2.625         02/29/2016         500,000            512,773
      U.S. Treasury Notes                                         4.625         02/15/2017          50,000             58,094
      U.S. Treasury Notes                                         7.875         02/15/2021         900,000          1,305,140
                                                                                                                 ------------
                                                                                                                   10,865,108
                                                                                                                 ------------
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (49.0%)
      Atlantic City Electric Transition Funding LLC,
        Ser. 2002-1, Cl. A3                                       4.910         07/20/2017       1,000,000          1,049,811
      Banc of America Commercial Mortgage, Inc.,
        Ser. 2006-5, Cl. AaB                                      5.379         09/10/2047         900,000            770,087
      Bear Stearns Commercial Mortgage Securities,
        Ser. 2006-PW13, Cl. A3                                    5.518         09/11/2041       1,000,000            798,107
      Bear Stearns Commercial Mortgage Securities,
        Ser. 2006-PW13, Cl. AaB                                   5.530         09/11/2041       1,300,000          1,107,820
      Bear Stearns Commercial Mortgage Securities,
        Ser. 2006-PW14, Cl. A3                                    5.209         12/11/2038         600,000            463,523
      Bear Stearns Commercial Mortgage Securities,
        Ser. 2006-T24, Cl. AAB                                    5.533         10/12/2041         550,000            457,508
      Bear Stearns Commercial Mortgage Securities,
        Ser. 2007-PW15, Cl. AaB                                   5.315         02/11/2044         650,000            505,598
      CenterPoint Energy Transition Bond Co. LLC,
        Ser. 2005-A, Cl. A2                                       4.970         08/01/2014         587,065            610,653
      CHN Equipment Trust, Ser. 2007-B, Cl. A3A                   5.400         10/17/2011         400,000            406,060
      Citigroup Commercial Mortgage Trust,
        Ser. 2006-C5, Cl. AsB                                     5.413         10/15/2049       1,200,000            997,495
      Commercial Mortgage PASS-THRU,
        Ser. 2006-C8, Cl. AAB                                     5.291         12/10/2046         650,000            542,873
      Crown Castle Towers LLC, Ser. 2006-1A, Cl. Afx              5.245         11/15/2036       1,000,000            925,000
      CSFB Mortgage Securities Corp.,
        Ser. 2005-C5, Cl. Aab                                     5.100         08/15/2038       1,200,000          1,073,099
      CSFB Mortgage Securities Corp.,
        Ser. 2005-C6, Cl. A4                                      5.230         12/15/2040       1,000,000            765,622
      FHLMC CMO, Ser. 2424, Cl. OG                                6.000         03/15/2017       1,071,325          1,137,672
      FHLMC CMO, Ser. 2947, Cl. VA                                5.000         03/15/2016         610,115            639,533
      FHLMC Gold Pool #A11823                                     5.000         08/01/2033          91,468             94,717
      FHLMC Gold Pool #A16641                                     5.500         12/01/2033         181,801            189,452
      FHLMC Gold Pool #A27124                                     6.000         10/01/2034          72,406             75,950
      FHLMC Gold Pool #A28876                                     6.000         11/01/2034         519,277            544,698
      FHLMC Gold Pool #A40159                                     5.500         11/01/2035          41,491             43,146
      FHLMC Gold Pool #A40754                                     6.500         12/01/2035         579,510            612,300
      FHLMC Gold Pool #A41968                                     5.500         01/01/2036         386,885            402,319

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

                                                                 Interest        Maturity        Principal
                      Description                                  Rate            Date           Amount             Value
----------------------------------------------------------       --------        --------       -----------      ------------
LONG-TERM NOTES AND BONDS (95.7%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (49.0%) (continued)
      FHLMC Gold Pool #A42109                                     6.500%        01/01/2036     $ 1,169,394       $  1,234,282
      FHLMC Gold Pool #A43870                                     6.500         03/01/2036         299,047            315,641
      FHLMC Gold Pool #A44969                                     6.500         04/01/2036         892,313            941,826
      FHLMC Gold Pool #A45057                                     6.500         05/01/2036         112,302            118,534
      FHLMC Gold Pool #A45624                                     5.500         06/01/2035          41,501             43,157
      FHLMC Gold Pool #A51101                                     6.000         07/01/2036         223,901            234,372
      FHLMC Gold Pool #A56634                                     5.000         01/01/2037         393,721            406,514
      FHLMC Gold Pool #A56829                                     5.000         01/01/2037          95,030             98,117
      FHLMC Gold Pool #A56247                                     6.000         01/01/2037       1,174,571          1,229,503
      FHLMC Gold Pool #A57135                                     5.500         02/01/2037       1,239,993          1,288,033
      FHLMC Gold Pool #A58278                                     5.000         03/01/2037       1,687,867          1,742,710
      FHLMC Gold Pool #A58965                                     5.500         04/01/2037         962,705          1,000,003
      FHLMC Gold Pool #A71576                                     6.500         01/01/2038         925,438            976,737
      FHLMC Gold Pool #B12969                                     4.500         03/01/2019         151,265            156,666
      FHLMC Gold Pool #B19462                                     5.000         07/01/2020         903,594            940,096
      FHLMC Gold Pool #C01086                                     7.500         11/01/2030          46,256             50,151
      FHLMC Gold Pool #C01271                                     6.500         12/01/2031          87,072             92,543
      FHLMC Gold Pool #C01302                                     6.500         11/01/2031          35,821             38,072
      FHLMC Gold Pool #C01676                                     6.000         11/01/2033       4,154,669          4,363,254
      FHLMC Gold Pool #C14364                                     6.500         09/01/2028          34,668             36,911
      FHLMC Gold Pool #C14872                                     6.500         09/01/2028           3,576              3,807
      FHLMC Gold Pool #C20300                                     6.500         01/01/2029          31,096             33,108
      FHLMC Gold Pool #C28221                                     6.500         06/01/2029          12,972             13,803
      FHLMC Gold Pool #C35377                                     7.000         01/01/2030           6,114              6,639
      FHLMC Gold Pool #C41636                                     8.000         08/01/2030           5,685              6,203
      FHLMC Gold Pool #C56017                                     6.500         03/01/2031         289,814            308,205
      FHLMC Gold Pool #C61802                                     5.500         12/01/2031         432,715            451,058
      FHLMC Gold Pool #C64936                                     6.500         03/01/2032          43,845             46,572
      FHLMC Gold Pool #C68790                                     6.500         07/01/2032         213,807            227,107
      FHLMC Gold Pool #C74741                                     6.000         12/01/2032         224,968            236,404
      FHLMC Gold Pool #C79460                                     5.500         05/01/2033         217,381            226,528
      FHLMC Gold Pool #C79886                                     6.000         05/01/2033         468,634            492,162
      FHLMC Gold Pool #E00543                                     6.000         04/01/2013          20,810             21,671
      FHLMC Gold Pool #E00565                                     6.000         08/01/2013          16,650             17,327
      FHLMC Gold Pool #E00957                                     6.000         02/01/2016          32,817             34,284
      FHLMC Gold Pool #E01007                                     6.000         08/01/2016          26,732             27,946
      FHLMC Gold Pool #E01085                                     5.500         12/01/2016          53,386             55,919
      FHLMC Gold Pool #E01136                                     5.500         03/01/2017         143,471            150,377
      FHLMC Gold Pool #E01216                                     5.500         10/01/2017         138,700            145,354
      FHLMC Gold Pool #E01378                                     5.000         05/01/2018         301,085            313,435
      FHLMC Gold Pool #E71048                                     6.000         07/01/2013             713                749
      FHLMC Gold Pool #E72468                                     5.500         10/01/2013          10,734             11,273
      FHLMC Gold Pool #E74118                                     5.500         01/01/2014          52,041             54,655
      FHLMC Gold Pool #E77035                                     6.500         05/01/2014          26,400             27,755
      FHLMC Gold Pool #E77962                                     6.500         07/01/2014          49,456             51,994
      FHLMC Gold Pool #E78727                                     6.500         10/01/2014           1,512              1,590
      FHLMC Gold Pool #E82543                                     6.500         03/01/2016          52,342             54,996
      FHLMC Gold Pool #E85127                                     6.000         08/01/2016          20,295             21,390
      FHLMC Gold Pool #E85353                                     6.000         09/01/2016          64,295             67,766
      FHLMC Gold Pool #E89823                                     5.500         05/01/2017         180,601            189,616
      FHLMC Gold Pool #E90912                                     5.500         08/01/2017          61,260             64,318
      FHLMC Gold Pool #E91139                                     5.500         09/01/2017         229,595            241,056
      FHLMC Gold Pool #E91646                                     5.500         10/01/2017         328,110            344,488
      FHLMC Gold Pool #E92047                                     5.500         10/01/2017         216,110            226,898
      FHLMC Gold Pool #E92196                                     5.500         11/01/2017          40,902             42,944
      FHLMC Gold Pool #E95159                                     5.500         03/01/2018         273,927            286,916
      FHLMC Gold Pool #E95734                                     5.000         03/01/2018       1,270,884          1,327,783
      FHLMC Gold Pool #G01091                                     7.000         12/01/2029          34,983             37,982
      FHLMC Gold Pool #G02060                                     6.500         01/01/2036       1,327,957          1,403,096
      FHLMC Gold Pool #G08016                                     6.000         10/01/2034       1,801,773          1,889,979
      FHLMC Gold Pool #G10817                                     6.000         06/01/2013          19,647             20,634
      FHLMC Gold Pool #G11753                                     5.000         08/01/2020         574,013            597,201

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

                                                                 Interest        Maturity        Principal
                      Description                                  Rate            Date           Amount             Value
----------------------------------------------------------       --------        --------       -----------      ------------
LONG-TERM NOTES AND BONDS (95.7%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (49.0%) (continued)
      FHLMC Gold Pool #J01382                                     5.500%        03/01/2021     $ 1,690,095       $  1,764,423
      FHLMC Gold Pool #J05930                                     5.500         03/01/2021       1,695,469          1,770,034
      FNMA Pool #253798                                           6.000         05/01/2016           1,550              1,633
      FNMA Pool #256883                                           6.000         09/01/2037       1,480,974          1,548,533
      FNMA Pool #357269                                           5.500         09/01/2017       1,007,818          1,058,125
      FNMA Pool #357637                                           6.000         11/01/2034       2,057,236          2,157,304
      FNMA Pool #545929                                           6.500         08/01/2032         140,825            149,471
      FNMA Pool #555591                                           5.500         07/01/2033         574,802            599,096
      FNMA Pool #572020                                           6.000         04/01/2016          32,305             34,034
      FNMA Pool #578974                                           6.000         05/01/2016          53,656             56,427
      FNMA Pool #579170                                           6.000         04/01/2016          13,652             14,382
      FNMA Pool #584953                                           7.500         06/01/2031          14,397             15,593
      FNMA Pool #585097                                           6.000         05/01/2016          92,401             97,347
      FNMA Pool #651220                                           6.500         07/01/2032         143,909            152,745
      FNMA Pool #781776                                           6.000         10/01/2034         227,983            239,073
      FNMA Pool #797509                                           4.500         03/01/2035       1,227,496          1,256,133
      FNMA Pool #797536                                           4.500         04/01/2035       1,009,807          1,033,366
      FNMA Pool #910446                                           6.500         01/01/2037         731,035            770,965
      FNMA Pool #922224                                           5.500         12/01/2036       1,060,238          1,101,737
      FNMA Pool #936760                                           5.500         06/01/2037       1,176,477          1,222,275
      FNMA Pool #942956                                           6.000         09/01/2037       1,587,535          1,659,954
      GE Capital Commercial Mortgage Corp.,
        Ser. 2002-2A, Cl. A3                                      5.349         08/11/2036         500,000            472,849
      GNMA CMO, Ser. 2002-88, Cl. GW                              5.500         09/20/2019       1,000,000          1,043,461
      GNMA Pool #443216                                           8.000         07/15/2027          22,168             24,086
      GNMA Pool #452827                                           7.500         02/15/2028          26,284             28,342
      GNMA Pool #457453                                           7.500         10/15/2027           7,613              8,206
      GNMA Pool #479743                                           7.500         11/15/2030          20,069             21,592
      GNMA Pool #511723                                           7.500         10/15/2030          22,564             24,276
      GNMA Pool #511778                                           7.500         11/15/2030          79,863             85,920
      GNMA Pool #529534                                           8.000         08/15/2030           9,032              9,826
      GNMA Pool #540356                                           7.000         05/15/2031          55,760             59,978
      GNMA Pool #542083                                           7.000         01/15/2031          13,027             14,013
      GNMA Pool #552466                                           6.500         03/15/2032          96,895            103,049
      GNMA Pool #570323                                           6.000         02/15/2032          35,032             36,870
      GNMA Pool #574395                                           6.000         01/15/2032         592,883            623,982
      GNMA Pool #577653                                           6.000         08/15/2032          64,150             67,514
      GNMA Pool #585467                                           6.000         08/15/2032         205,940            216,742
      GNMA Pool #591025                                           6.500         10/15/2032         136,344            145,004
      LB-UBS Commercial Mortgage Trust,
        Ser. 2006-C7, C1. A2                                      5.300         11/15/2038       1,800,000          1,510,903
      Merrill Lyynch/Countrywide Commercial
        Mortgage Trust, Ser. 2007-5, Cl. AsB                      5.362         08/12/2048         650,000            504,987
      Morgan Stanley Capital I, Ser. 2006-IQ11, Cl. A4            5.772         10/15/2042       1,000,000            811,774
      Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. Aab           5.325         12/15/2043         650,000            526,717
      Small Business Administration Participation
        Certificates, Ser. 2006-10A, Cl. 1                        5.524         03/10/2016         989,217          1,022,403
      Small Business Administration Participation
        Certificates, Ser. 2006-20C, Cl. 1                        5.570         03/01/2026         787,330            859,580
      TIAA Seasoned Commercial Mortgage Trust,
        Ser. 2007-C4, Cl. A3                                      6.085         08/15/2039         350,000            288,589
                                                                                                                 ------------
                                                                                                                   64,516,466
                                                                                                                 ------------
  CORPORATE OBLIGATIONS (38.4%)
    Aerospace & Defense (1.3%)
      L-3 Communications Corp.                                    6.125         01/15/2014         500,000            472,500
      Litton Industries, Inc.                                     7.750         03/15/2026       1,000,000          1,177,814
                                                                                                                 ------------
                                                                                                                    1,650,314
                                                                                                                 ------------
    Auto Rental (0.4%)
      ERAC USA Finance Co. Series 144A                            5.600         05/01/2015         800,000            523,110
                                                                                                                 ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

                                                                 Interest        Maturity        Principal
                      Description                                  Rate            Date           Amount             Value
----------------------------------------------------------       --------        --------       -----------      ------------
LONG-TERM NOTES AND BONDS (95.7%) (continued)
  CORPORATE OBLIGATIONS (38.4%) (continued)
    Building Materials (0.6%)
      Owens Corning                                               6.500%        12/01/2016     $ 1,000,000       $    733,655
                                                                                                                 ------------
    Chemicals (0.7%)
      Agrium, Inc.                                                6.750         01/15/2019       1,000,000            931,746
                                                                                                                 ------------
    Commercial Banks (2.8%)
      Bank of Oklahoma                                            5.750         05/15/2017         600,000            532,938
      Bank One Corp.                                              7.875         08/01/2010       1,037,000          1,064,932
      JPMorgan Chase & Co.                                        6.750         02/01/2011          37,000             37,718
      Merrill Lynch & Co., Inc.                                   1.370         11/01/2011         550,000            449,743
      PNC Funding Corp.                                           5.125         12/14/2010         400,000            395,154
      State Street Bank & Trust Co.                               5.300         01/15/2016         600,000            548,470
      Union Bank NA                                               5.950         05/11/2016         750,000            537,611
      US Bank North America                                       6.375         08/01/2011          37,000             38,858
      Wachovia Bank NA                                            7.800         08/18/2010          37,000             36,848
                                                                                                                 ------------
                                                                                                                    3,642,272
                                                                                                                 ------------
    Computer - Software (0.7%)
      CA, Inc.                                                    6.125         12/01/2014       1,000,000            890,000
                                                                                                                 ------------
    Consumer Products (0.8%)
      Newell Rubbermaid, Inc.                                    10.600         04/15/2019       1,000,000          1,009,471
                                                                                                                 ------------
    E&P Services (0.6%)
      Seacor Holdings, Inc.                                       5.875         10/01/2012         805,000            751,331
                                                                                                                 ------------
    Electric (0.9%)
      EDP Finance BV Series 144A                                  6.000         02/02/2018         600,000            572,814
      ITC Holdings Corp. Series 144A                              6.050         01/31/2018         600,000            567,166
                                                                                                                 ------------
                                                                                                                    1,139,980
                                                                                                                 ------------
    Electric Utility (2.3%)
      AEP Texas Central Transition Funding LLC,
        Ser. A-3                                                  5.090         07/01/2015         550,000            577,702
      Arizona Public Service Co.                                  6.375         10/15/2011         600,000            591,982
      Entergy Gulf States, Inc.                                   4.875         11/01/2011         650,000            641,514
      NiSource Finance Corp.                                      7.875         11/15/2010         487,000            478,550
      Potomac Edison Co.                                          5.350         11/15/2014         700,000            672,791
                                                                                                                 ------------
                                                                                                                    2,962,539
                                                                                                                 ------------
    Finance Companies (2.8%)
      Citigroup, Inc.                                             8.400         04/29/2049         750,000            423,855
      Ford Motor Credit Co. LLC                                   7.000         10/01/2013         800,000            534,930
      General Electric Capital Corp.                               6.375         11/15/2067         600,000            291,349
      Hartford Financial Services Group, Inc.                     8.125         06/15/2038       1,000,000            320,360
      SLM Corp.                                                   4.500         07/26/2010         700,000            525,000
      Textron Financial Corp.                                     4.600         05/03/2010       1,000,000            800,191
      Xstrata Finance Canada Ltd. Series 144A                     5.500         11/16/2011       1,000,000            830,000
                                                                                                                 ------------
                                                                                                                    3,725,685
                                                                                                                 ------------
    Food Products (0.7%)
      Dr. Pepper Snapple Group, Inc.                              6.820         05/01/2018       1,000,000            943,811
                                                                                                                 ------------
    Gas-Distribution (0.9%)
      Atmos Energy Corp.                                          4.950         10/15/2014         600,000            533,516
      Southwest Gas Corp.                                         7.625         05/15/2012         650,000            644,318
                                                                                                                 ------------
                                                                                                                    1,177,834
                                                                                                                 ------------
    Health Care Services (0.4%)
      Quest Diagnostics, Inc.                                     6.950         07/01/2037         550,000            473,661
                                                                                                                 ------------
    Healthcare Equipment & Supplies (1.5%)
      Hospira, Inc.                                               5.900         06/15/2014       1,000,000            958,173
      Medtronic, Inc.                                             1.625         04/15/2013       1,200,000          1,060,500
                                                                                                                 ------------
                                                                                                                    2,018,673
                                                                                                                 ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

                                                                 Interest        Maturity        Principal
                      Description                                  Rate            Date           Amount             Value
----------------------------------------------------------       --------        --------       -----------      ------------
LONG-TERM NOTES AND BONDS (95.7%) (continued)
  CORPORATE OBLIGATIONS (38.4%) (continued)
    Hotel/Lodging (0.1%)
      MGM Mirage                                                  5.875%        02/27/2014     $   500,000       $    175,000
                                                                                                                 ------------
    Independent Energy (1.0%)
      Pioneer Natural Resources Co.                               7.200         01/15/2028         600,000            368,021
      Southwestern Energy Co.                                     7.125         10/10/2017         500,000            466,277
      Union Pacific Resources Group                               7.050         05/15/2018         600,000            538,826
                                                                                                                 ------------
                                                                                                                    1,373,124
                                                                                                                 ------------

    Insurance (0.8%)
      Nationwide Financial Services                               6.250         11/15/2011         700,000            658,214
      Willis North America, Inc.                                  6.200         03/28/2017         600,000            420,555
                                                                                                                 ------------
                                                                                                                    1,078,769
                                                                                                                 ------------
    Integrated Energy (0.0%)
      ConocoPhillips Co.                                          8.750         05/25/2010          37,000             39,570
                                                                                                                 ------------
    Iron/Steel (1.2%)
       Allegheny Technologies, Inc.                               8.375         12/15/2011       1,000,000            973,524
       Reliance Steel & Aluminum Co.                              6.850         11/15/2036         900,000            549,125
                                                                                                                 ------------
                                                                                                                    1,522,649
                                                                                                                 ------------
    Leisure Time (0.2%)
      Royal Caribbean Cruises Ltd.                                6.875         12/01/2013         600,000            324,000
                                                                                                                 ------------
    Media (2.5%)
      British Sky Broadcasting Group PLC Series 144A              6.100         02/15/2018         550,000            478,592
      CBS Corp.                                                   6.625         05/15/2011          37,000             35,617
      Cox Communications, Inc. Series 144A                        8.375         03/01/2039       1,000,000            938,250
      TCI Communications, Inc.                                    7.875         02/15/2026       1,050,000            964,421
      Time Warner, Inc.                                           6.750         04/15/2011         387,000            392,777
      Time Warner Cable, Inc.                                     6.550         05/01/2037         650,000            547,041
                                                                                                                 ------------
                                                                                                                    3,356,698
                                                                                                                 ------------
    Metal Fabricate/Hardware (0.5%)
      Commercial Metals Co.                                       7.350         08/15/2018         800,000            624,322
                                                                                                                 ------------
    Mining (1.2%)
      Joy Global, Inc.                                            6.000         11/15/2016       1,135,000            949,904
      Vulcan Materials Co.                                        5.600         11/30/2012         600,000            575,862
                                                                                                                 ------------
                                                                                                                    1,525,766
                                                                                                                 ------------
    Office Furnishings-Orig (0.5%)
      Steelcase, Inc.                                             6.500         08/15/2011         650,000            643,823
                                                                                                                 ------------
    Oil & Gas-Production/Pipeline (4.1%)
      El Paso Natural Gas Co.                                     7.625         08/01/2010         700,000            687,044
      Nustar Logistics                                            7.650         04/15/2018       1,000,000            824,052
      Questar Pipeline Co.                                        5.830         02/01/2018         600,000            555,483
      Southern Natural Gas Co. Series 144A                        5.900         04/01/2017         650,000            566,476
      Southern Star Central Corp.                                 6.750         03/01/2016         650,000            542,750
      Transcontinental Gas Pipe Line Co. LLC                      8.875         07/15/2012         600,000            611,014
      Valero Energy Corp.                                         6.625         06/15/2037       1,500,000          1,060,318
      Williams Partners LP/Williams Partners
       Finance Corp.                                              7.250         02/01/2017         700,000            595,000
                                                                                                                 ------------
                                                                                                                    5,442,137
                                                                                                                 ------------
    Oil and Gas (1.4%)
      Berry Petroleum Co.                                         8.250         11/01/2016         600,000            330,000
      Murphy Oil Corp.                                            7.050         05/01/2029         600,000            512,248
      Nabors Industries, Inc. Series 144A                         9.250         01/15/2019       1,000,000            948,228
                                                                                                                 ------------
                                                                                                                    1,790,476
                                                                                                                 ------------
    Packaging (0.3%)
      Pactiv Corp.                                                6.400         01/15/2018         550,000            461,946
                                                                                                                 ------------
    Paper and Forest Products (0.5%)
      Abitibi-Consolidated, Inc.                                  8.850         08/01/2030         800,000             64,000

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

                                                                 Interest        Maturity        Principal
                      Description                                  Rate            Date           Amount             Value
----------------------------------------------------------       --------        --------       -----------      ------------
LONG-TERM NOTES AND BONDS (95.7%) (continued)
  CORPORATE OBLIGATIONS (38.4%) (continued)
      Weyerhaeuser Co.                                            7.375%        03/15/2032     $   900,000       $    601,399
                                                                                                                 ------------
                                                                                                                      665,399
                                                                                                                 ------------
    Pharmaceuticals (1.4%)
      AmerisourceBergen Corp.                                     5.875         09/15/2015         850,000            804,032
      Medco Health Solutions, Inc.                                6.125         03/15/2013       1,000,000            993,437
                                                                                                                 ------------
                                                                                                                    1,797,469
                                                                                                                 ------------
    Real Estate (0.4%)
      Nationwide Health Properties, Inc.                          6.250         02/01/2013         600,000            553,451
                                                                                                                 ------------
    Telecommunication Services (4.9%)
      America Movil SAB de CV                                     5.625         11/15/2017         600,000            544,131
      AT&T, Inc.                                                  6.250         03/15/2011          37,000             38,646
      AT&T, Inc.                                                  5.500         02/01/2018         550,000            531,825
      British Telecom PLC                                         8.625         12/15/2010          37,000             38,507
      New Cingular Wireless Services, Inc.                        7.875         03/01/2011         537,000            573,787
      Deutsche Telekom International Finance BV                   8.500         06/15/2010         862,000            900,431
      GTE Corp.                                                   6.940         04/15/2028         600,000            537,265
      Rogers Communications, Inc.                                 6.375         03/01/2014         875,000            885,832
      Sprint Capital Corp.                                        7.625         01/30/2011          37,000             34,225
      Sprint Capital Corp.                                        8.750         03/15/2032         800,000            536,000
      Telecom Italia Capital SA                                   6.999         06/04/2018         600,000            543,832
      Verizon Global Funding Corp.                                7.250         12/01/2010          37,000             39,090
      Windstream Corp.                                            8.125         08/01/2013       1,000,000            985,000
      Windstream Holding of the Midwest, Inc.                     6.750         04/01/2028         470,000            279,437
                                                                                                                 ------------
                                                                                                                    6,468,008
                                                                                                                 ------------
    Miscellaneous (0.0%)
      Quebec Province                                             6.125         01/22/2011          37,000             39,478
                                                                                                                 ------------

        Total Corporate Obligations (cost: $58,781,229)                                                            50,456,167
                                                                                                                 ------------
        Total Long-Term Notes and Bonds (cost: $133,347,298)                                                      125,837,741
                                                                                                                 ------------
SHORT-TERM NOTES AND BONDS (0.5%)
  CORPORATE OBLIGATIONS (0.5%)
    Chemicals (0.0%)
      E.I. Du Pont De Nemours & Co.                               6.875         10/15/2009          37,000             38,101
                                                                                                                 ------------
    Finance Companies (0.5%)
      General Electric Capital Corp.                              7.375         01/19/2010          37,000             37,224
      National Rural Utilities Cooperative Finance Corp.          5.750         08/28/2009         500,000            504,565
                                                                                                                 ------------
                                                                                                                      541,789
                                                                                                                 ------------
    Retail (0.0%)
      Wal-Mart                                                    6.875         08/10/2009          37,000             37,691
                                                                                                                 ------------
    Miscellaneous (0.0%)
      Inter-American Development Bank                             7.375         01/15/2010          37,000             38,670
                                                                                                                 ------------
        Total Short-Term Notes and Bonds (cost: $652,607)                                                             656,251
                                                                                                                 ------------

                                                                                                   Shares
                                                                                                 ---------
MONEY MARKET MUTUAL FUNDS (1.9%)
      BlackRock Liquidity Funds TempFund Portfolio                                               2,550,000          2,550,000
                                                                                                                 ------------
        Total Money Market Funds (cost: $2,550,000)                                                                 2,550,000
                                                                                                                 ------------
TOTAL INVESTMENTS (98.1%) (a) (COST $136,549,905)                                                                 129,043,992

OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)                                                                        2,441,017
                                                                                                                 ------------
NET ASSETS (100.0%)                                                                                              $131,485,009
                                                                                                                 ============

Series 144A securities were purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to the rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

The interest rate for short-term notes reflects the yields for those securities as of March 31, 2009.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of March 31, 2009.

                                                                           Total Net
                                                                           Unrealized
  Tax Basis            Appreciation             Depreciation              Depreciation
  ---------            ------------             ------------              ------------
$136,549,905            $3,395,918              $(10,901,831)             $(7,505,913)

                             ONEAMERICA FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:

                                                        INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                        IN SECURITIES                 INSTRUMENTS*
--------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                $   2,550,000               $             -
--------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS            126,493,992                             -
--------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          -                             -
--------------------------------------------------------------------------------------------------
TOTAL                                                  $ 129,043,992               $             -
--------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                           MARCH 31, 2009 (UNAUDITED)

                     Description                                                          Shares           Value
------------------------------------------------------                                   --------       ------------
COMMON STOCKS (55.6%)
  Aerospace & Defense (1.9%)
    General Dynamics Corp.                                                                25,000        $  1,039,750
    Precision Castparts Corp.                                                             49,800           2,983,020
                                                                                                        ------------
                                                                                                           4,022,770
                                                                                                        ------------
  Apparel (2.4%)
    Columbia Sportswear Co.                                                               89,400           2,674,848
    Wolverine World Wide, Inc.                                                           144,950           2,258,321
                                                                                                        ------------
                                                                                                           4,933,169
                                                                                                        ------------
  Automotive Components (1.5%)
    Harley-Davidson, Inc.                                                                 94,700           1,268,033
    Magna International, Inc., Class A                                                    72,000           1,926,000
                                                                                                        ------------
                                                                                                           3,194,033
                                                                                                        ------------
  Chemicals (0.6%)
    Dow Chemical Co.                                                                     143,700           1,211,391
                                                                                                        ------------
  Commercial Services (0.5%)
    MPS Group, Inc.*                                                                      46,200             274,890
    Robert Half International, Inc.                                                       41,500             739,945
                                                                                                        ------------
                                                                                                           1,014,835
                                                                                                        ------------
  Computer Hardware & Software (5.0%)
    Autodesk, Inc.*                                                                      160,800           2,703,048
    Cisco Systems, Inc.*                                                                 192,400           3,226,548
    Dell, Inc.*                                                                          189,700           1,798,356
    Hewlett-Packard Co.                                                                   79,267           2,541,300
                                                                                                        ------------
                                                                                                          10,269,252
                                                                                                        ------------
  Diversified Financial Services (4.5%)
    Aegon NV*                                                                            356,386           1,368,522
    Citigroup, Inc.*                                                                      66,228             167,557
    Federated Investors, Inc., Class B                                                   147,800           3,290,028
    Investment Technology Group, Inc.*                                                   107,400           2,740,848
    JPMorgan Chase & Co.                                                                  67,140           1,784,581
                                                                                                        ------------
                                                                                                           9,351,536
                                                                                                        ------------
  Diversified Manufacturing (4.7%)
    Carlisle Cos., Inc.                                                                  187,100           3,672,773
    Crane Co.                                                                            168,600           2,845,968
    Illinois Tool Works, Inc.                                                            105,700           3,260,845
                                                                                                        ------------
                                                                                                           9,779,586
                                                                                                        ------------
  Electrical Equipment (1.0%)
    Baldor Electric Co.                                                                   77,300           1,120,077
    FLIR Systems, Inc.*                                                                   47,900             980,992
                                                                                                        ------------
                                                                                                           2,101,069
                                                                                                        ------------
  Food & Beverage (1.3%)
    The Coca-Cola Co.                                                                     62,000           2,724,900
                                                                                                        ------------
  Health Care (7.9%)
    Johnson & Johnson                                                                     79,800           4,197,480
    McKesson Corp.                                                                        85,900           3,009,936
    Medtronic, Inc.                                                                       98,000           2,888,060
    Merck & Co., Inc.                                                                     52,100           1,393,675
    Pfizer, Inc.                                                                         268,800           3,661,056
    Zimmer Holdings, Inc.*                                                                31,500           1,149,750
                                                                                                        ------------
                                                                                                          16,299,957
                                                                                                        ------------
  Industrial Conglomerates (1.0%)
    General Electric Co.                                                                 212,500           2,148,375
                                                                                                        ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                        ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

                     Description                                                          Shares           Value
------------------------------------------------------                                   --------       ------------
COMMON STOCKS (55.6%) (continued)
  Machinery (0.5%)
    Cummins, Inc.                                                                         42,500        $  1,081,625
                                                                                                        ------------
  Metals & Mining (1.0%)
    Alcoa, Inc.                                                                          199,300           1,462,862
    Nucor Corp.                                                                           16,900             645,073
                                                                                                        ------------
                                                                                                           2,107,935
                                                                                                        ------------
  Oil & Oil Services (5.0%)
    ConocoPhillips Co.                                                                    16,600             650,056
    Exxon Mobil Corp.                                                                      9,300             633,330
    Royal Dutch Shell PLC ADR                                                             82,050           3,634,815
    Tidewater, Inc.                                                                       79,550           2,953,692
    Valero Energy Corp.                                                                  138,700           2,482,730
                                                                                                        ------------
                                                                                                          10,354,623
                                                                                                        ------------
  Recreation (0.9%)
    Brunswick Corp.                                                                      166,400             574,080
    Mattel, Inc.                                                                         111,700           1,287,901
                                                                                                        ------------
                                                                                                           1,861,981
                                                                                                        ------------
  Retail (5.4%)
    Bed Bath & Beyond, Inc.*                                                             130,500           3,229,875
    Best Buy Co., Inc.                                                                   102,800           3,902,288
    Home Depot, Inc.                                                                     121,200           2,855,472
    Kohl's Corp.*                                                                         25,500           1,079,160
                                                                                                        ------------
                                                                                                          11,066,795
                                                                                                        ------------
  Semiconductors (4.8%)
    Applied Materials, Inc.                                                              247,500           2,660,625
    Intel Corp.                                                                          286,100           4,305,805
    Texas Instruments, Inc.                                                              178,600           2,948,686
                                                                                                        ------------
                                                                                                           9,915,116
                                                                                                        ------------
  Telecommunication Services (3.5%)
    Nokia Corp. ADR                                                                      197,500           2,304,825
    Telefonos de Mexico, Class L ADR                                                     200,100           3,009,504
    Telmex Internacional ADR                                                             200,100           1,834,917
                                                                                                        ------------
                                                                                                           7,149,246
                                                                                                        ------------
  Transportation (2.2%)
    Norfolk Southern Corp.                                                                56,600           1,910,250
    Werner Enterprises, Inc.                                                             167,600           2,534,112
                                                                                                        ------------
                                                                                                           4,444,362
                                                                                                        ------------

       Total Common Stocks (cost: $168,404,415)                                                          115,032,556
                                                                                                        ------------

                                                             Interest           Maturity            Principal
                     Description                               Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
LONG-TERM NOTES AND BONDS (36.7%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (4.2%)
    U.S. Treasury Bonds                                       6.250%           05/15/2030          $  225,000          $    312,258
    U.S. Treasury Bonds                                       4.500            05/15/2017             100,000               115,133
    U.S. Treasury Bonds                                       5.375            02/15/2031           1,000,000             1,260,781
    U.S. Treasury Notes                                       4.250            01/15/2011             100,000               106,391
    U.S. Treasury Notes                                       5.000            02/15/2011             200,000               215,969
    U.S. Treasury Notes                                       4.500            02/28/2011           2,600,000             2,782,405
    U.S. Treasury Notes                                       5.125            06/30/2011           1,396,000             1,530,582
    U.S. Treasury Notes                                       4.750            05/31/2012             350,000               388,144
    U.S. Treasury Notes                                       4.625            02/15/2017           1,075,000             1,249,016
    U.S. Treasury Notes                                       6.000            02/15/2026             500,000               658,750
                                                                                                                       ------------
                                                                                                                          8,619,429
                                                                                                                       ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                        ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

                                                             Interest           Maturity            Principal
                     Description                               Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
LONG-TERM NOTES AND BONDS (36.7%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (20.5%)
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2006-5, Cl. AaB                                    5.379%           09/10/2047          $  500,000          $    427,826
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW13, Cl. A3                                  5.518            09/11/2041             705,000               562,665
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW13, Cl. AaB                                 5.530            09/11/2041             700,000               596,519
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW14, Cl. A3                                  5.209            12/11/2038             400,000               309,015
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-T24, Cl. AAB                                  5.533            10/12/2041             450,000               374,325
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2007-PW15, Cl. AaB                                 5.315            02/11/2044             350,000               272,245
    CenterPoint Energy Transition Bond Co. LLC,
      Ser. 2005-A, Cl. A2                                     4.970            08/01/2014             391,377               407,102
    CHN Equipment Trust, Ser. 2007-B, Cl. A3A                 5.400            10/17/2011             600,000               609,090
    Citigroup Commercial Mortgage Trust,
      Ser. 2006-C5, Cl. AsB                                   5.413            10/15/2049             800,000               664,997
    Commercial Mortgage PASS-THRU,
      Ser. 2006-C8, Cl. AAB                                   5.291            12/10/2046             350,000               292,316
    Crown Castle Towers LLC, Ser. 2006-1A, Cl. Afx            5.245            11/15/2036             800,000               740,000
    CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. Aab     5.100            08/15/2038             800,000               715,399
    CSFB Mortgage Securities Corp., Ser. 2005-C6, Cl. A4      5.230            12/15/2040           1,000,000               765,622
    FHLMC CMO, Ser. 2424, Cl. OG                              6.000            03/15/2017             357,108               379,224
    FHLMC CMO, Ser. 2947, Cl. VA                              5.000            03/15/2016             348,637               365,447
    FHLMC Gold Pool #A11823                                   5.000            08/01/2033             415,896               430,667
    FHLMC Gold Pool #A14499                                   6.000            10/01/2033             169,546               178,058
    FHLMC Gold Pool #A16641                                   5.500            12/01/2033             545,404               568,355
    FHLMC Gold Pool #A42106                                   6.500            01/01/2036             731,201               771,774
    FHLMC Gold Pool #A42908                                   6.000            02/01/2036             228,903               239,608
    FHLMC Gold Pool #A45057                                   6.500            05/01/2036             325,087               343,125
    FHLMC Gold Pool #A51101                                   6.000            07/01/2036             294,823               308,611
    FHLMC Gold Pool #A56247                                   6.000            01/01/2037             704,743               737,702
    FHLMC Gold Pool #A58278                                   5.000            03/01/2037             872,196               900,536
    FHLMC Gold Pool #A58965                                   5.500            04/01/2037             962,705             1,000,003
    FHLMC Gold Pool #A71576                                   6.500            01/01/2038             455,813               481,079
    FHLMC Gold Pool #B12969                                   4.500            03/01/2019             453,794               469,999
    FHLMC Gold Pool #B18146                                   5.000            04/01/2020             648,245               674,431
    FHLMC Gold Pool #B18179                                   5.000            04/01/2020           1,170,024             1,217,288
    FHLMC Gold Pool #B19462                                   5.000            07/01/2020             451,798               470,048
    FHLMC Gold Pool #C01086                                   7.500            11/01/2030              10,056                10,902
    FHLMC Gold Pool #C01271                                   6.500            12/01/2031              36,280                38,560
    FHLMC Gold Pool #C01302                                   6.500            11/01/2031              21,071                22,395
    FHLMC Gold Pool #C01676                                   6.000            11/01/2033             752,020               789,775
    FHLMC Gold Pool #C14872                                   6.500            09/01/2028              13,384                14,250
    FHLMC Gold Pool #C20853                                   6.000            01/01/2029             416,888               439,902
    FHLMC Gold Pool #C56017                                   6.500            03/01/2031             231,922               246,639
    FHLMC Gold Pool #C61802                                   5.500            12/01/2031             102,819               107,178
    FHLMC Gold Pool #C65255                                   6.500            03/01/2032              20,420                21,690
    FHLMC Gold Pool #C67071                                   6.500            05/01/2032              37,279                39,691
    FHLMC Gold Pool #C68790                                   6.500            07/01/2032              71,269                75,703
    FHLMC Gold Pool #C74741                                   6.000            12/01/2032              66,167                69,530
    FHLMC Gold Pool #C79886                                   6.000            05/01/2033             136,055               142,886
    FHLMC Gold Pool #E00543                                   6.000            04/01/2013              13,997                14,576
    FHLMC Gold Pool #E00878                                   6.500            07/01/2015              15,374                16,020
    FHLMC Gold Pool #E01007                                   6.000            08/01/2016              26,732                27,946
    FHLMC Gold Pool #E77962                                   6.500            07/01/2014              18,546                19,498
    FHLMC Gold Pool #E85127                                   6.000            08/01/2016              11,597                12,223
    FHLMC Gold Pool #E85353                                   6.000            09/01/2016              64,295                67,766
    FHLMC Gold Pool #E95159                                   5.500            03/01/2018             102,723               107,594
    FHLMC Gold Pool #E95734                                   5.000            03/01/2018             495,955               518,159
    FHLMC Gold Pool #G01477                                   6.000            12/01/2032             480,250               504,662

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                        ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

                                                             Interest           Maturity            Principal
                     Description                               Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
LONG-TERM NOTES AND BONDS (36.7%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (20.5%) (continued)
      FHLMC Gold Pool #G01727                                 6.000%           08/01/2034          $1,103,156          $  1,158,540
      FHLMC Gold Pool #G02060                                 6.500            01/01/2036             796,774               841,858
      FHLMC Gold Pool #G08016                                 6.000            10/01/2034             900,886               944,989
      FHLMC Gold Pool #G08087                                 6.000            10/01/2035             231,275               242,164
      FHLMC Gold Pool #G11753                                 5.000            08/01/2020             574,013               597,201
      FHLMC Gold Pool #J01380                                 5.500            03/01/2021             947,871               989,558
      FHLMC Gold Pool #J05930                                 5.500            03/01/2021             847,735               885,017
      FNCL Pool #915258                                       5.500            04/01/2037           1,591,240             1,653,184
      FNCL Pool #940624                                       6.000            08/01/2037           2,346,399             2,453,435
      FNMA Pool #914468                                       5.500            04/01/2037           1,602,866             1,665,262
      FNMA Pool #945882                                       6.000            08/01/2037           1,974,819             2,064,905
      FNMA Pool #357269                                       5.500            09/01/2017             229,050               240,483
      FNMA Pool #357637                                       6.000            11/01/2034             562,457               589,816
      FNMA Pool #545929                                       6.500            08/01/2032              65,718                69,753
      FNMA Pool #555591                                       5.500            07/01/2033             166,878               173,931
      FNMA Pool #574922                                       6.000            04/01/2016               3,183                 3,354
      FNMA Pool #579170                                       6.000            04/01/2016              19,151                20,176
      FNMA Pool #584953                                       7.500            06/01/2031               6,399                 6,930
      FNMA Pool #651220                                       6.500            07/01/2032              28,782                30,549
      FNMA Pool #725793                                       5.500            09/01/2019             871,822               914,250
      FNMA Pool #910446                                       6.500            01/01/2037             377,597               398,222
      FNMA Pool #922224                                       5.500            12/01/2036             815,568               847,490
      FNMA Pool #936760                                       5.500            06/01/2037           1,176,477             1,222,275
      FNMA Pool #942956                                       6.000            09/01/2037             793,767               829,977
      GE Capital Commercial Mortgage Corp.
        Ser. 2002-2A, Cl. A3                                  5.349            08/11/2036             500,000               472,849
      GNMA Pool #424578                                       6.500            04/15/2026              72,413                76,865
      GNMA Pool #425983                                       6.500            03/15/2026               9,498                10,082
      GNMA Pool #431962                                       6.500            05/15/2026              32,161                34,138
      GNMA Pool #436741                                       7.500            01/15/2027              22,115                23,836
      GNMA Pool #443216                                       8.000            07/15/2027              11,596                12,599
      GNMA Pool #479743                                       7.500            11/15/2030              20,069                21,592
      GNMA Pool #511778                                       7.500            11/15/2030              31,251                33,621
      GNMA Pool #542083                                       7.000            01/15/2031              65,137                70,064
      GNMA Pool #552466                                       6.500            03/15/2032              45,218                48,090
      GNMA Pool #555179                                       7.000            12/15/2031              16,526                17,776
      GNMA Pool #570323                                       6.000            02/15/2032              14,013                14,748
      GNMA Pool #574395                                       6.000            01/15/2032              58,126                61,175
      LB-UBS Commercial Mortgage Trust,
        Ser. 2006-C7, Cl. A2                                  5.300            11/15/2038           1,200,000             1,007,269
      Merrill Lynch/Countrywide Commercial
        Mortgage Trust, Ser. 2007-5, Cl. AsB                  5.362            08/12/2048             350,000               271,916
      Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. Aab       5.325            12/15/2043             350,000               283,617
      Small Business Administration Participation
        Certificates, Ser. 2006-10A, Cl. 1                    5.524            03/10/2016             494,608               511,202
      Small Business Administration Participation
        Certificates, Ser. 2006-20C, Cl. 1                    5.570            03/01/2026             393,665               429,790
      TIAA Seasoned Commercial Mortgage Trust,
        Ser. 2007-C4, Cl. A3                                  6.085            08/15/2039             650,000               535,951
                                                                                                                       ------------
                                                                                                                         42,361,120
                                                                                                                       ------------
  CORPORATE OBLIGATIONS (12.0%)
    Aerospace & Defense (0.2%)
      L-3 Communications Corp.                                6.125            01/15/2014             500,000               472,500
                                                                                                                       ------------
    Auto Rental (0.1%)
      ERAC USA Finance Co. Series 144A                        5.600            05/01/2015             200,000               130,777
                                                                                                                       ------------
    Commercial Banks (1.7%)
      Bank of Oklahoma                                        5.750            05/15/2017             400,000               355,292
      CitiFinancial, Inc.                                     6.625            06/01/2015              75,000                64,989

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                        ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

                                                             Interest           Maturity            Principal
                     Description                               Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
LONG-TERM NOTES AND BONDS (36.7%) (continued)
  CORPORATE OBLIGATIONS (12.0%) (continued)
      Citigroup, Inc.                                         8.400%           04/29/2049          $  750,000          $    423,855
      JPMorgan Chase & Co.                                    6.750            02/01/2011               7,000                 7,136
      Marshall & Ilsley Corp.                                 5.350            04/01/2011           1,000,000               777,567
      Merrill Lynch & Co., Inc.                               1.370            11/01/2011             450,000               367,972
      PNC Funding Corp.                                       5.125            12/14/2010             600,000               592,730
      State Street Bank & Trust Co.                           5.300            01/15/2016             400,000               365,646
      Union Bank NA                                           5.950            05/11/2016             750,000               537,611
      US Bank North America                                   6.375            08/01/2011               7,000                 7,352
      Wachovia Bank NA                                        7.800            08/18/2010               7,000                 6,971
                                                                                                                       ------------
                                                                                                                          3,507,121
                                                                                                                       ------------
    Computers - Software (0.1%)
      CA, Inc.                                                6.125            12/01/2014             300,000               267,000
                                                                                                                       ------------
    E&P Services (0.2%)
      Seacor Holdings, Inc.                                   5.875            10/01/2012             400,000               373,332
                                                                                                                       ------------
    Electric (0.4%)
      EDP Finance BV Series 144A                              6.000            02/02/2018             400,000               381,877
      ITC Holdings Corp. Series 144A                          6.050            01/31/2018             400,000               378,110
                                                                                                                       ------------
                                                                                                                            759,987
                                                                                                                       ------------
    Electric Utility (1.0%)
      AEP Texas Central Transition Funding LLC,
        Ser. A-3                                              5.090            07/01/2015             450,000               472,665
      Arizona Public Service Co.                              6.375            10/15/2011             600,000               591,981
      Entergy Gulf States, Inc.                               4.875            11/01/2011             350,000               345,431
      NiSource Finance Corp.                                  7.875            11/15/2010             307,000               301,673
      Potomac Edison Co.                                      5.350            11/15/2014             300,000               288,339
                                                                                                                       ------------
                                                                                                                          2,000,089
                                                                                                                       ------------
    Finance Companies (0.8%)
      Ford Motor Credit Co. LLC                               7.000            10/01/2013             200,000               133,732
      General Electric Capital Corp.                          6.375            11/15/2067             400,000               194,233
      Hartford Financial Services Group, Inc.                 8.125            06/15/2038           1,000,000               320,360
      SLM Corp.                                               4.500            07/26/2010             500,000               375,000
      Xstrata Finance Canada Ltd. Series 144A                 5.500            11/16/2011             700,000               581,000
                                                                                                                       ------------
                                                                                                                          1,604,325
                                                                                                                       ------------
    Food Products (0.4%)
      Dr. Pepper Snapple Group, Inc.                          6.820            05/01/2018           1,000,000               943,811
                                                                                                                       ------------
    Gas-Distribution (0.3%)
      Atmos Energy Corp.                                      4.950            10/15/2014             400,000               355,677
      Southwest Gas Corp.                                     7.625            05/15/2012             350,000               346,941
                                                                                                                       ------------
                                                                                                                            702,618
                                                                                                                       ------------
    Health Care Services (0.2%)
      Quest Diagnostics, Inc.                                 6.950            07/01/2037             450,000               387,541
                                                                                                                       ------------
    Healthcare Equipment & Supplies (0.1%)
      Hospira, Inc.                                           5.900            06/15/2014             300,000               287,452
                                                                                                                       ------------
    Hotel/Lodging (0.1%)
      MGM Mirage                                              5.875            02/27/2014             500,000               175,000
                                                                                                                       ------------
    Independent Energy (0.2%)
      Pioneer Natural Resources Co.                           7.200            01/15/2028             400,000               245,347
      Union Pacific Resources Group                           7.050            05/15/2018             250,000               224,511
                                                                                                                       ------------
                                                                                                                            469,858
                                                                                                                       ------------
    Insurance (0.3%)
      Nationwide Financial Services                           6.250            11/15/2011             300,000               282,092
      Willis North America, Inc.                              6.200            03/28/2017             500,000               350,462
                                                                                                                       ------------
                                                                                                                            632,554
                                                                                                                       ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                        ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

                                                             Interest           Maturity            Principal
                     Description                               Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
LONG-TERM NOTES AND BONDS (36.7%) (continued)
  CORPORATE OBLIGATIONS (12.0%) (continued)
    Integrated Energy (0.0%)
      ConocoPhillips Co.                                      8.750%           05/25/2010          $    7,000          $      7,486
                                                                                                                       ------------
    Iron/Steel (0.2%)
      Reliance Steel & Aluminum Co.                           6.850            11/15/2036             600,000               366,083
                                                                                                                       ------------
    Leisure Time (0.1%)
      Royal Caribbean Cruises Ltd.                            6.875            12/01/2013             400,000               216,000
                                                                                                                       ------------
    Media (1.0%)
      British Sky Broadcasting Group PLC Series 144A          6.100            02/15/2018             450,000               391,576
      CBS Corp.                                               6.625            05/15/2011               7,000                 6,738
      TCI Communications, Inc.                                7.875            02/15/2026           1,050,000               964,421
      Time Warner, Inc.                                       6.750            04/15/2011             157,000               159,344
      Time Warner Cable, Inc.                                 6.550            05/01/2037             600,000               504,961
                                                                                                                       ------------
                                                                                                                          2,027,040
                                                                                                                       ------------
    Metal Fabricate/Hardware (0.2%)
      Commercial Metals Co.                                   7.350            08/15/2018             700,000               546,281
                                                                                                                       ------------
    Metals & Mining (0.2%)
      Vulcan Materials Co.                                    5.600            11/30/2012             400,000               383,908
                                                                                                                       ------------
    Office Furnishings (0.2%)
      Steelcase, Inc.                                         6.500            08/15/2011             350,000               346,674
                                                                                                                       ------------
    Oil & Gas-Production/Pipeline (1.3%)
      El Paso Natural Gas Co.                                 7.625            08/01/2010             300,000               294,447
      Questar Pipeline Co.                                    5.830            02/01/2018             400,000               370,322
      Southern Natural Gas Co. Series 144A                    5.900            04/01/2017             600,000               522,901
      Southern Star Central Corp.                             6.750            03/01/2016             375,000               313,125
      Transcontinental Gas Pipe Line Co. LLC                  8.875            07/15/2012             400,000               407,343
      Valero Energy Corp.                                     6.625            06/15/2037             500,000               353,440
      Williams Partners LP/Williams Partners
        Finance Corp.                                         7.250            02/01/2017             550,000               467,500
                                                                                                                       ------------
                                                                                                                          2,729,078
                                                                                                                       ------------
    Oil and Gas (0.3%)
      Berry Petroleum Co.                                     8.250            11/01/2016             400,000               220,000
      Murphy Oil Corp.                                        7.050            05/01/2029             400,000               341,499
                                                                                                                       ------------
                                                                                                                            561,499
                                                                                                                       ------------
    Packaging (0.2%)
      Pactiv Corp.                                            6.400            01/15/2018             450,000               377,955
                                                                                                                       ------------
    Paper and Forest Products (0.1%)
      Abitibi-Consolidated, Inc.                              8.850            08/01/2030             200,000                16,000
      Weyerhaeuser Co.                                        7.375            03/15/2032             300,000               200,466
                                                                                                                       ------------
                                                                                                                            216,466
                                                                                                                       ------------
    Pharmaceuticals (0.8%)
      AmerisourceBergen Corp.                                 5.875            09/15/2015             685,000               647,955
      Medco Health Solutions, Inc.                            6.125            03/15/2013           1,000,000               993,437
                                                                                                                       ------------
                                                                                                                          1,641,392
                                                                                                                       ------------
    Real Estate (0.2%)
      Nationwide Health Properties, Inc.                      6.250            02/01/2013             400,000               368,967
                                                                                                                       ------------
    Telecommunication Services (1.1%)
      America Movil SAB de CV                                 5.625            11/15/2017             400,000               362,754
      AT&T, Inc.                                              6.250            03/15/2011               7,000                 7,311
      AT&T, Inc.                                              5.500            02/01/2018             450,000               435,130

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                        ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

                                                             Interest           Maturity            Principal
                     Description                               Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
LONG-TERM NOTES AND BONDS (36.7%) (continued)
  CORPORATE OBLIGATIONS (12.0%) (continued)
      British Telecom PLC                                     8.625%           12/15/2010          $    7,000          $      7,285
      GTE Corp.                                               6.940            04/15/2028             350,000               313,405
      Rogers Communications, Inc.                             6.375            03/01/2014             625,000               632,738
      Sprint Capital Corp.                                    7.625            01/30/2011               7,000                 6,475
      Sprint Capital Corp.                                    8.750            03/15/2032             400,000               268,000
      Telecom Italia Capital SA                               6.999            06/04/2018             400,000               362,555
      Verizon Global Funding Corp.                            7.250            12/01/2010               7,000                 7,395
                                                                                                                       ------------
                                                                                                                          2,403,048
                                                                                                                       ------------
    Miscellaneous (0.0%)
      Quebec Province                                         6.125            01/22/2011               7,000                 7,469
                                                                                                                       ------------
        Total Corporate Obligations (cost: $30,197,046)                                                                  24,913,311
                                                                                                                       ------------
        Total Long-Term Notes and Bonds (cost: $80,422,411)                                                              75,893,860
                                                                                                                       ------------
SHORT-TERM NOTES AND BONDS (0.5%)
  CORPORATE OBLIGATIONS (0.4%)
    Chemicals - 0.0%
      E.I. Du Pont De Nemours & Co.                           6.875            10/15/2009               7,000                 7,208
                                                                                                                       ------------
    Finance Companies (0.3%)
      General Electric Capital Corp.                          7.375            01/19/2010               7,000                 7,042
      National Rural Utilities
        Cooperative Finance Corp.                             5.750            08/28/2009             500,000               504,566
                                                                                                                       ------------
                                                                                                                            511,608
                                                                                                                       ------------
    Real Estate (0.1%)
      New Plan Excel Realty Trust                             7.400            09/15/2009             200,000               180,000
                                                                                                                       ------------
    Retail (0.0%)
      Wal-Mart                                                6.875            08/10/2009               7,000                 7,131
                                                                                                                       ------------
    Miscellaneous (0.0%)
      Inter-American Development Bank                         7.375            01/15/2010               7,000                 7,316
                                                                                                                       ------------
        Total Corporate Obligations (cost: $730,070)                                                                        713,263
                                                                                                                       ------------
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (0.1%)
    U.S. Treasury Notes                                       3.875            05/15/2009             300,000               301,336
                                                                                                                       ------------
        Total U.S. Government & Agency Obligations (cost: $299,621)                                                         301,336
                                                                                                                       ------------
        Total Short-Term Notes and Bonds (cost: $1,029,691)                                                               1,014,599
                                                                                                                       ------------

                                                                                                      Shares
                                                                                                    ---------
MONEY MARKET MUTUAL FUNDS (3.1%)
      BlackRock Liquidity Funds TempFund Portfolio                                                  6,300,000            6,300,000
                                                                                                                      ------------
        Total Money Market Mutual Funds (cost: $6,300,000)                                                               6,300,000
                                                                                                                      ------------
MUTUAL FUNDS (3.7%)
      iShares Russell Midcap Growth Index Fund                                                         45,500            1,369,550
      iShares S&P 500 Growth Index Fund                                                                47,800            2,000,908
      iShares S&P Midcap 400 Growth Index Fund                                                         27,000            1,422,090
      Vanguard Growth Index Fund                                                                      159,200            2,856,048
                                                                                                                      ------------
        Total Mutual Munds (cost: $11,220,750)                                                                           7,648,596
                                                                                                                      ------------
TOTAL INVESTMENTS (99.6%) (a) (COST: $267,377,267)                                                                     205,889,611
                                                                                                                      ------------
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)                                                                               925,879
                                                                                                                      ------------
NET ASSETS (100.0%)                                                                                                   $206,815,490
                                                                                                                      ============

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                        ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

Series 144A securities were purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to the rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

The interest rate for short-term notes reflects the yields for those securities as of March 31, 2009.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of March 31, 2009.

                                                                          Total Net
                                                                         Unrealized
  Tax Basis             Appreciation            Depreciation            Depreciation
  ---------             ------------            ------------            ------------
$267,481,048            $11,302,381            $(72,893,818)            $(61,591,437)

                             ONEAMERICA FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                        ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:

                                                        INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                        IN SECURITIES                 INSTRUMENTS*
--------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                $ 128,981,152               $             -
--------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS             76,908,459                             -
--------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          -                             -
--------------------------------------------------------------------------------------------------
TOTAL                                                  $ 205,889,611               $             -
--------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

                             ONEAMERICA FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                           MARCH 31, 2009 (UNAUDITED)

                 Description                               Shares                Value
----------------------------------------------             ------             ----------
COMMON STOCKS (91.4%)
  Aerospace & Defense (3.1%)
    General Dynamics Corp.                                    550             $   22,875
    Precision Castparts Corp.                               1,100                 65,890
                                                                              ----------
                                                                                  88,765
                                                                              ----------
  Apparel (3.9%)
    Columbia Sportswear Co.                                 2,100                 62,832
    Wolverine World Wide, Inc.                              3,050                 47,519
                                                                              ----------
                                                                                 110,351
                                                                              ----------
  Automotive Components (1.2%)
    Harley-Davidson, Inc.                                   2,600                 34,814
                                                                              ----------
  Chemicals (1.0%)
    Dow Chemical Co.                                        3,400                 28,662
                                                                              ----------
  Commercial Services (0.9%)
    MPS Group, Inc.*                                        2,000                 11,900
    Robert Half International, Inc.                           800                 14,264
                                                                              ----------
                                                                                  26,164
                                                                              ----------
  Computer Hardware & Software (8.3%)
    Autodesk, Inc.*                                         3,200                 53,792
    Cisco Systems, Inc.*                                    4,850                 81,334
    Dell, Inc.*                                             4,300                 40,764
    Hewlett-Packard Co.                                     1,900                 60,914
                                                                              ----------
                                                                                 236,804
                                                                              ----------
  Diversified Financial Services (7.9%)
    Aegon NV*                                               7,877                 30,248
    Citigroup, Inc.*                                        1,400                  3,542
    Federated Investors, Inc., Class B                      3,696                 82,273
    Investment Technology Group, Inc.*                      2,700                 68,904
    JPMorgan Chase & Co.                                    1,550                 41,199
                                                                              ----------
                                                                                 226,166
                                                                              ----------
  Diversified Manufacturing (7.8%)
    Carlisle Cos., Inc.                                     4,300                 84,408
    Crane Co.                                               3,850                 64,988
    Illinois Tool Works, Inc.                               2,350                 72,498
                                                                              ----------
                                                                                 221,894
                                                                              ----------
  Electrical Equipment (2.2%)
    Baldor Electric Co.                                     2,000                 28,980
    FLIR Systems, Inc.*                                     1,700                 34,816
                                                                              ----------
                                                                                  63,796
                                                                              ----------
  Food & Beverage (2.8%)
    The Coca-Cola Co.                                       1,850                 81,308
                                                                              ----------
  Health Care (10.2%)
    McKesson Corp.                                          1,900                 66,576
    Medtronic, Inc.                                         2,450                 72,202
    Merck & Co., Inc.                                       2,950                 78,912
    Zimmer Holdings, Inc.*                                  2,025                 73,912
                                                                              ----------
                                                                                 291,602
                                                                              ----------
  Industrial Conglomerates (1.5%)
    General Electric Co.                                    4,300                 43,473
                                                                              ----------
  Machinery (0.9%)
    Cummins, Inc.                                           1,000                 25,450
                                                                              ----------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

                 Description                               Shares                Value
----------------------------------------------             ------             ----------
COMMON STOCKS (91.4%) (continued)
  Metals & Mining (1.7%)
    Alcoa, Inc.                                             4,950             $   36,333
    Nucor Corp.                                               300                 11,451
                                                                              ----------
                                                                                  47,784
                                                                              ----------
  Oil & Oil Services (8.8%)
    ConocoPhillips                                            350                 13,706
    Exxon Mobil Corp.                                         200                 13,620
    Royal Dutch Shell PLC ADR                               1,900                 84,170
    Tidewater, Inc.                                         2,300                 85,399
    Valero Energy Corp.                                     3,050                 54,595
                                                                              ----------
                                                                                 251,490
                                                                              ----------
  Recreation (1.8%)
    Brunswick Corp.                                         4,000                 13,800
    Mattel, Inc.                                            3,250                 37,473
                                                                              ----------
                                                                                  51,273
                                                                              ----------
  Retail (10.0%)
    Bed Bath & Beyond, Inc.*                                2,650                 65,588
    Best Buy Co., Inc.                                      2,150                 81,613
    BJ's Wholesale Club, Inc.*                                600                 19,194
    Home Depot, Inc.                                        2,900                 68,324
    Kohl's Corp.*                                           1,200                 50,784
                                                                              ----------
                                                                                 285,503
                                                                              ----------
  Semiconductors (8.0%)
    Applied Materials, Inc.                                 6,650                 71,488
    Intel Corp.                                             6,200                 93,309
    Texas Instruments, Inc.                                 3,900                 64,389
                                                                              ----------
                                                                                 229,186
                                                                              ----------
  Telecommunication Services (5.7%)
    Nokia Corp. ADR                                         5,250                 61,268
    Telefonos de Mexico Class L ADR                         4,400                 66,176
    Telmex Internacional ADR                                3,800                 34,846
                                                                              ----------
                                                                                 162,290
                                                                              ----------
  Transportation (3.7%)
    Norfolk Southern Corp.                                  1,400                 47,250
    Werner Enterprises, Inc.                                3,800                 57,456
                                                                              ----------
                                                                                 104,706
                                                                              ----------
      Total Common Stocks (cost: $4,486,626)                                   2,611,481
                                                                              ----------

MONEY MARKET MUTUAL FUNDS (2.6%)
    BlackRock Liquidity Funds TempFund Portfolio           75,000                 75,000
                                                                              ----------

      Total Money Market Mutual Funds (cost: $75,000)                             75,000
                                                                              ----------
TOTAL INVESTMENTS (94.0%) (a) (COST: $4,561,626)                               2,686,481

OTHER ASSETS IN EXCESS OF LIABILITIES (6.0%)                                     170,631
                                                                              ----------
NET ASSETS (100.0%)                                                           $2,857,112
                                                                              ==========

* Non-Income producing securities.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of March 31, 2009.

                                                                        Total Net
                                                                       Unrealized
Tax Basis             Appreciation            Depreciation            Depreciation
---------             ------------            ------------            ------------
$4,564,916              $33,140               $(1,911,575)            $(1,878,435)

                             ONEAMERICA FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                      SOCIALLY RESPONSIVE PORTFOLIO (continued)
                           MARCH 31, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:

                                                        INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                        IN SECURITIES                 INSTRUMENTS*
--------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                $   2,686,481               $             -
--------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                      -                             -
--------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          -                             -
--------------------------------------------------------------------------------------------------
Total                                                  $   2,686,481               $             -
--------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

INVESTMENTS

Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Short-term fixed income securities are valued at amortized cost, which approximates value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Directors. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost, which approximates value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of the valuation.

The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

   (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)            OneAmerica Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ J. Scott Davison
                         -----------------------------------------
                          J. Scott Davison, President
Date    05/10/2009
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*    /s/ J. Scott Davison
                         -----------------------------------------
                          J. Scott Davison, President
Date    05/10/2009
    ----------------------------------------------------------------------------

By (Signature and Title)*    /s/ Constance E. Lund
                         -----------------------------------------
                             Constance E. Lund, Treasurer
Date    05/06/2009
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.